Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000260308
Shareholder Report [Line Items]
Fund Name	Vontobel International Equity Active ETF
Class Name	Vontobel International Equity Active ETF
Trading Symbol	VNIE
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Vontobel International Equity Active ETF (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/exchange-traded-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/exchange-traded-funds
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 9,302,177
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	115.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/exchange-traded-funds